Quarterly Report
September 30, 2024
Massachusetts
Investors Trust
MIT-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	416,878	$86,172,851
Howmet Aerospace, Inc.	1,242,138	124,524,335
		$210,697,186
Alcoholic Beverages – 1.4%
Diageo PLC	1,574,348	$54,788,592
Pernod Ricard S.A.	297,706	44,936,655
		$99,725,247
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	82,150	$62,960,037
Brokerage & Asset Managers – 1.3%
CME Group, Inc.	398,185	$87,859,520
Business Services – 1.9%
Fiserv, Inc. (a)	727,749	$130,740,108
Computer Software – 12.9%
Adobe Systems, Inc. (a)	40,361	$20,898,119
Check Point Software Technologies Ltd. (a)	563,509	108,650,170
Dun & Bradstreet Holdings, Inc.	5,236,697	60,274,383
Microsoft Corp.	1,326,251	570,685,805
Salesforce, Inc.	513,242	140,479,468
		$900,987,945
Computer Software - Systems – 4.2%
Apple, Inc.	1,259,550	$293,475,150
Construction – 1.8%
Allegion PLC	456,512	$66,532,059
Summit Materials, Inc., “A” (a)	1,502,383	58,638,008
		$125,170,067
Consumer Products – 4.0%
Colgate-Palmolive Co.	719,512	$74,692,541
Kenvue, Inc.	5,083,858	117,589,635
Procter & Gamble Co.	501,415	86,845,078
		$279,127,254
Electrical Equipment – 3.7%
AMETEK, Inc.	366,448	$62,922,786
Hubbell, Inc.	66,886	28,650,618
Johnson Controls International PLC	836,176	64,895,620
TE Connectivity PLC	674,092	101,781,151
		$258,250,175
Electronics – 10.1%
Analog Devices, Inc.	494,913	$113,914,125
Applied Materials, Inc.	165,999	33,540,098
ASML Holding N.V.	74,067	61,472,958
Lam Research Corp.	90,076	73,509,222
NVIDIA Corp.	3,015,933	366,254,904
Texas Instruments, Inc.	274,705	56,745,812
		$705,437,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.1%
ConocoPhillips	1,383,598	$145,665,197
Energy - Integrated – 1.3%
Exxon Mobil Corp.	808,073	$94,722,317
Food & Beverages – 0.7%
Mondelez International, Inc.	687,145	$50,621,972
Health Maintenance Organizations – 1.7%
Cigna Group	337,774	$117,018,425
Insurance – 3.4%
Aon PLC	239,700	$82,933,803
Chubb Ltd.	315,246	90,913,794
Willis Towers Watson PLC	221,617	65,272,855
		$239,120,452
Internet – 5.3%
Alphabet, Inc., “A”	2,243,045	$372,009,013
Leisure & Toys – 1.1%
Electronic Arts, Inc.	548,247	$78,640,550
Machinery & Tools – 1.9%
Eaton Corp. PLC	325,571	$107,907,252
Wabtec Corp.	159,018	28,904,702
		$136,811,954
Major Banks – 5.5%
Bank of America Corp.	2,242,173	$88,969,424
Goldman Sachs Group, Inc.	229,753	113,753,008
JPMorgan Chase & Co.	859,244	181,180,190
		$383,902,622
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	301,857	$86,726,535
Medical Equipment – 6.2%
Abbott Laboratories	619,616	$70,642,420
Agilent Technologies, Inc.	608,269	90,315,780
Becton, Dickinson and Co.	328,889	79,295,138
Medtronic PLC	1,439,882	129,632,576
STERIS PLC	254,725	61,781,002
		$431,666,916
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	260,550	$128,659,590
Visa, Inc., “A”	557,043	153,158,973
		$281,818,563
Pharmaceuticals – 2.8%
Pfizer, Inc.	2,661,900	$77,035,386
Vertex Pharmaceuticals, Inc. (a)	258,313	120,136,210
		$197,171,596
Pollution Control – 0.7%
Waste Management, Inc.	229,506	$47,645,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd. (l)	396,910	$33,951,681
Specialty Chemicals – 2.1%
DuPont de Nemours, Inc.	724,308	$64,543,086
Linde PLC	169,372	80,766,732
		$145,309,818
Specialty Stores – 7.8%
Amazon.com, Inc. (a)	1,662,438	$309,762,073
Costco Wholesale Corp.	128,019	113,491,404
Home Depot, Inc.	269,982	109,396,706
Target Corp.	109,166	17,014,613
		$549,664,796
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	577,737	$134,358,517
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	151,365	$26,084,730
Utilities - Electric Power – 3.2%
Alliant Energy Corp.	346,706	$21,041,587
Southern Co.	958,994	86,482,079
Xcel Energy, Inc.	1,786,440	116,654,532
		$224,178,198
Total Common Stocks		$6,931,519,106
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.07% (v)	76,190,249	$76,213,106
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j)	12,636,750	$12,636,750

Other Assets, Less Liabilities – (0.3)%		(20,531,286)
Net Assets – 100.0%		$6,999,837,676
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $76,213,106 and $6,944,155,856, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,931,519,106	$—	$—	$6,931,519,106
Mutual Funds	88,849,856	—	—	88,849,856
Total	$7,020,368,962	$—	$—	$7,020,368,962
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,188,714	$601,103,652	$537,087,205	$6,113	$1,832	$76,213,106
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,560,988	$—